Securian Funds Trust

Supplement dated May 3, 2021 to the Prospectus of Securian Funds Trust dated May 1, 2021 (the “Prospectus”), and the Statement of Additional Information of Securian Funds Trust dated May 1, 2021 (the “SAI”).

Sub-Adviser Change

On April 30, 2021, Macquarie Group Limited (“Macquarie”) completed a transaction whereby Macquarie acquired Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company (“IICO”), the prior investment sub-adviser of the SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund (each, a “Fund,” and together, the “Funds”) (the “Transaction”). The Transaction constituted a change of control of IICO. As a result of the change of control effected by the Transaction and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment sub-advisory agreement between IICO and Securian Asset Management, Inc. (the “Adviser”) with respect to the Funds was automatically terminated on that date. In anticipation of the Transaction, on March 31, 2021 the Board of Trustees of the Trust had voted unanimously to approve a new investment sub-advisory agreement between the Adviser and Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust, which took effect at the close of the Transaction (the “New Sub-Advisory Agreement”). While DIFA serves as the investment sub-adviser to the Funds, the existing portfolio management teams primarily responsible for the day-to-day management of the Funds’ investments have not changed as a result of the Transaction.

Effective as of May 3, 2021, DIFA provides investment sub-advisory services to the Funds pursuant to the New Sub-Advisory Agreement.

Other Changes

In the Prospectus and SAI, all references to “Ivy Investment Management Company” are replaced with “Delaware Investments Fund Advisers” and all references to “IICO” are replaced with “DIFA.”

The subsection entitled “Ivy Investment Management Company” on page 121 of the Prospectus is replaced with the following:

Delaware Investments Fund Advisers

The investment sub-adviser of the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund is Delaware Investments Fund Advisers (DIFA), 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. DIFA is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. As of December 31, 2020, the public investments divisions of Macquarie’s asset management business had total assets under management of approximately $268.1 billion. DIFA provides investment advice and generally conducts the investment management program for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund.

The reference to SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund and Ivy Investment Management Company in the section entitled “Service Providers” on page 153 of the Prospectus is replaced with the following:

SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund

Delaware Investments Fund Advisers

100 Independence, 610 Market Street

Philadelphia, PA 19106-2354

The first three paragraphs of the subsection entitled “INVESTMENT SUB-ADVISORY AGREEMENTS – Ivy Investment Management Company (“IICO”)” in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” on pages 63-64 of the SAI is replaced with the following:

Delaware Investments Fund Advisers (“DIFA”). DIFA is series of Macquarie Investment Management Business Trust (“MIMBT”). MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (“MMHI”). MMHI is a subsidiary and subject to the ultimate control of Macquarie Group Limited (“Macquarie”). The address of DIFA is 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354. DIFA and its affiliates manage other investment companies and accounts.

DIFA serves as investment sub-adviser to the Trust’s SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund pursuant to an investment sub-advisory agreement with Securian AM (the “DIFA Agreement”), which was approved by the Board of Trustees of the Trust on March 31, 2021 and became effective on May 3, 2021. Prior to May 1, 2018, Waddell & Reed Investment Management Company (“WRIMCO”), an affiliate of Ivy Investment Management Company (“IICO”), was the sub-adviser for the SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund and prior to May 3, 2021, IICO was the sub-adviser for the SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund.

The DIFA Agreement will terminate automatically upon the termination of the Investment Advisory Agreement or in the event of the “assignment” (as defined in the 1940 Act) of the DIFA Agreement. In addition, the DIFA Agreement is terminable at any time, without prejudice or penalty, on 60 day’s prior written notice by: (i) the Trust pursuant to (A) action by the Board of Trustees, or (B) the vote of the majority of the outstanding voting securities of a Fund, or (ii) either DIFA or Securian AM upon 60 days’ prior written notice to the other. Unless sooner terminated, the DIFA Agreement shall continue in effect for two years from May 3, 2021, and shall continue year after year thereafter, provided each continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees or (ii) a vote of a “majority” (as defined in the 1940 Act) of a Fund’s outstanding voting securities, provided that in either even the continuance is also approved by a majority of the Trustees who are neither (A) parties to the DIFA Agreement not (B) “interested persons” (as defined in the 1940 Act) of any party to the DIFA Agreement, by vote cast in person (to the extent required by the 1940 Act) at a meeting called for the purpose of voting on such approval. The DIFA Agreement was last approved by the Board of Trustees of the Trust (including a majority of the Trustees who are not parties to the contract or interested persons of any such party) on March 31, 2021.

The subsection entitled “BASIS OF ANNUAL APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS” in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” on page 68 of the SAI is replaced with the following:

BASIS OF ANNUAL APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

A discussion regarding the basis of the approval by the Board of Trustees of the Trust on January 28, 2021, of the Investment Advisory Agreement with Securian AM and the T. Rowe Price Agreement, and the Wellington Agreement, and on March 31, 2021 of the Brandywine Agreement and the DIFA Agreement, is available in the Semiannual Report to Shareholders for the period ending June 30, 2021.

The subsection entitled “INFORMATION REGARDING PORTFOLIO MANAGERS – IICO – Compensation” in the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES” on pages 72-73 of the SAI is replaced with the following:

Compensation

DIFA believes that integral to the retention of investment professionals are: a) a competitive base salary that is commensurate with the individual’s level of experience and responsibility. In its consideration of an employee’s base salary DIFA reviews industry specific information regarding compensation in the investment management industry, including data regarding years of experience, asset style managed, etc. Executive management of DIFA is responsible for setting the base salary and for its on-going review; b) an attractive bonus structure, summarized below; and c) eligibility for an equity incentive plan that rewards teamwork (awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent). All portfolio managers are eligible for equity awards. If such awards are granted, they will typically vest over a period of time, with the vesting dependent on the type of award granted.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of a portfolio relative to an appropriate benchmark, the more bonus compensation the manager can receive. The primary benchmark is the portfolio manager’s percentile ranking against the performance of managers of the same investment style at other firms over one-year, three-year and five-year periods. The secondary benchmark is an index with an investment style substantially similar to that of the portfolio. Non-quantitative factors (which may include, but are not limited to, individual performance, risk management, teamwork, financial measures and consistency of contribution to the firm) also are considered. For truly exceptional results, bonuses can be multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios of similar investment style are taken into account in determining bonuses. With limited exceptions, 30% of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by Macquarie, with a minimum of 50% of the deferred bonus required to be deemed invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by Macquarie, the company’s 401(k) plan offers certain mutual funds managed by Macquarie as investment options. No compensation payable to portfolio managers is based upon the amount of the mutual fund assets under management.

Portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all DIFA employees.

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